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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2

                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2
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1.   Name and address of issuer:

   Goldman Sachs Trust
   71 South Wacker Dr., Suite 500
   Chicago, IL  60606

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

      Goldman Sachs Capital Growth Fund
      Goldman Sachs Growth Opportunities Fund
      Goldman Sachs Small/Mid Cap Growth Fund
      Goldman Sachs Strategic Growth Fund
      Goldman Sachs Concentrated Growth Fund
      Goldman Sachs All Cap Growth Fund
      Goldman Sachs Tollkeeper Fund
      Goldman Sachs Growth and Income Fund
      Goldman Sachs Large Cap Value Fund
      Goldman Sachs Mid Cap Value Fund
      Goldman Sachs Small Cap Value Fund
      Goldman Sachs Retirement Strategy 2010 Portfolio
      Goldman Sachs Retirement Strategy 2015 Portfolio
      Goldman Sachs Retirement Strategy 2020 Portfolio
      Goldman Sachs Retirement Strategy 2030 Portfolio
      Goldman Sachs Retirement Strategy 2040 Portfolio
      Goldman Sachs Retirement Strategy 2050 Portfolio
      Goldman Sachs Tax-Advantaged Global Equity Portfolio
      Goldman Sachs Enhanced Dividend Global Equity Portfolio
      ILA Prime Obligations Portfolio
      ILA Money Market Portfolio
      ILA Treasury Obligations Portfolio
      ILA Treasury Instruments Portfolio
      ILA Federal Portfolio
      ILA Tax-Exempt Diversified Portfolio
      ILA Tax-Exempt California Portfolio
      ILA Tax-Exempt New York Portfolio
      Financial Square Prime Obligations Fund
      Financial Square Money Market Fund
      Financial Square Treasury Obligations Fund
      Financial Square Treasury Instruments Fund
      Financial Square Federal Fund
      Financial Square Government Fund
      Financial Square Tax-Free Money Market Fund
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3.   Investment Company Act File Number: 811-5349

     Securities Act File Number: 33-17619

4(a) Last day of fiscal year for which this Form is filed: August 31, 2009.

4(b) [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).

4(c) [ ] Check box if this is the last time the issuer will be filing this Form.

5.    Calculation of registration fee:

      (i)   Aggregate sale price of securities
            sold during the fiscal year pursuant
            to section 24(f):                            $741,342,820,610
                                                         ----------------
      (ii)  Aggregate price of securities
            redeemed or repurchased during the
            fiscal year:                                 $755,628,995,353
                                                         ----------------

      (iii) Aggregate price of securities
            redeemed or repurchased during any
            prior fiscal year ending no earlier
            than October 11, 1995 that were not
            previously used to reduce registration
            fees payable to the Commission:              $  1,437,326,931
                                                         ----------------

      (iv)  Total available redemption credits
            [add Items 5(ii) and 5(iii)]:                $757,066,322,284
                                                         ----------------

      (v)   Net sales - if Item 5(i) is greater
            than Item 5(iv) [subtract Item 5(iv)
            from Item 5(i)]:                             $              0
                                                         ----------------

      (vi)  Redemption credits available
            for use in future years - if Item
            5(i) is less than Item 5(iv) [subtract
            Item 5(iv) from Item 5(i)]                   $(15,723,501,674)
                                                         ----------------

      (vii) Multiplier for determining
            registration fee:                                 x 0.0000558
                                                         ----------------

      (viii)Registration fee due [multiply
            Item 5(v) by Item 5(vii)]
            (enter "0" if no fee is due):            =   $              0
                                                         ----------------
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6.   Prepaid Shares

     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

7. Interest due -- if this Form is being filed more than 90 days after the end
of the issuer's fiscal year:                             $              0
                                                         ----------------

8. Total of the amount of the registration fee due plus any interest due [line
5(viii) plus line 7]:                                =   $              0
                                                         ----------------

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

   Method of Delivery:

   [ ] Wire Transfer
   [ ] Mail or other means
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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*   -------------------------------------
                            /s/ Peter W. Fortner, Asst. Treasurer

Date: October 30, 2009

*    Please print the name and title of the signing officer below the signature.